Other Non-operating (income)/ expenses, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Schedule of Other Non-operating (income)/ expenses, net

	Six months ended June 30, 2024 $	Six months ended June 30, 2023 $
Foreign exchange (gain) loss	108,224	327,383
R&D credits	—	(496,448)
Other, net	(408)	(2,686)
Total	107,816	(171,751)

Other non-operating (income) expense, net

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Foreign exchange loss	$375,298	194,524
R&D credits	(497,978)	(467,563)
Other, net	(2,686)	16,380
Total	125,366	(256,659)